Federated Global Allocation Fund
CLASS A SHARES (TICKER FSTBX)
CLASS B SHARES (TICKER FSBBX)
CLASS C SHARES (TICKER FSBCX)
CLASS R SHARES (TICKER FSBKX)
INSTITUTIONAL SHARES (TICKER SBFIX)
CLASS R6 SHARES (TICKER FSBLX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JANUARY 31, 2018
The following changes are effective immediately.
Under “Fund Management,” please delete all references to Randy O'Toole and add the following:
“Qun Liu, CFA, Portfolio Manager and Senior Quantitative Analyst, has managed the Fund since June 2018.”
June 15, 2018
Federated Global Allocation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454378 (6/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.